Share-Based Compensation (Share-based Compensation Allocated from Sohu's 2000 Stock Incentive Plan, Option activity) (Details) (Sohu's 2000 Stock Incentive Plan [Member], Stock options [Member], Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Sohu's 2000 Stock Incentive Plan [Member] | Stock options [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	6
Number of Shares, Exercised	(3)
Number of Shares, Outstanding, Ending Balance	3	6
Number of Shares, Vested, Ending balance	3
Number of Shares, Exercisable, Ending balance	3
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 17.66
Weighted Average Exercise Price, Exercised	$ 17.57
Weighted Average Exercise Price, Outstanding, Ending balance	$ 17.74	$ 17.66
Weighted Average Exercise Price, Vested	$ 17.74
Weighted Average Exercise Price, Exercisable	$ 17.74
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	5 months 23 days	1 year 4 months 28 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	5 months 23 days	1 year 4 months 28 days
Weighted Average Remaining Contractual Life (Years), Vested	5 months 23 days
Weighted Average Remaining Contractual Life (Years), Exercisable	5 months 23 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 355
Aggregate Intrinsic Value, Outstanding, Ending balance	115	355
Aggregate Intrinsic Value, Vested	115
Aggregate Intrinsic Value, Exercisable	$ 115